Legal proceedings and regulatory matters (Details) £ in Millions, $ in Millions, $ in Millions	1 Months Ended		6 Months Ended	78 Months Ended
	Feb. 28, 2025 GBP (£)	Feb. 29, 2024 GBP (£)	Jun. 30, 2025 GBP (£) action plaintiff bankingRelationship	Jun. 30, 2024 bank	Jun. 30, 2025 USD ($) action bankingRelationship	Jun. 30, 2025 CAD ($) action bankingRelationship	Dec. 31, 2024 GBP (£)	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | £			£ 23,198.0				£ 22,358.0
Number of other banks suspected of anti-competitive conduct | bank				4
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | plaintiff			5
Actions seeking damages | action			2		2	2
Gilts trading investigation
Disclosure of contingent liabilities [line items]
Expense from fines and penalties | £	£ 23.4
Madoff Securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					$ 543
Fairfield
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					382
Herald Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					5,600
Herald Fund SPC | Cash and securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					2,500
Alpha Prime Fund Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					1,160
Senator Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					625
Monetary damages					$ 188
Ontario and Quebec Superior Courts
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						$ 1,000
Number of hearings | action			2
Estimated financial effect of contingent liabilities, punitive damages						$ 250
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation								$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation								$ 4,000
HSBC Holdings | New York | Anti-money laundering and sanctions-related matters
Disclosure of contingent liabilities [line items]
Number of hearings | action			7
Number of claims dismissed | action			3
Number of remaining actions at a very early stage | action			4
HSBC Holdings and HSBC Bank plc | Foreign exchange-related investigations and litigation
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought | £		£ 3,000.0
HSBC Private Bank (Suisse) SA ('PBRS')
Disclosure of contingent liabilities [line items]
Number of banking relationships | bankingRelationship			2		2	2